Basis of Presentation and Going Concern Condition (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Basis of Presentation and Going Concern Condition [Line Items]
Working capital deficit	$ 2,774,000		$ 12,651,000
Net losses from continuing operations	(4,376,680)	$ (2,266,680)	(17,518,873)	$ (7,039,604)
Previously Reported [Member]
Basis of Presentation and Going Concern Condition [Line Items]
Operating activities of continuing operations	$ (2,860,000)		$ (4,581,000)